VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.3 - Schedule 6

Client Name:
Client Project Name:	VSTA 2024-CES1
Start - End Dates:	1/30/2023 - 1/19/2024
Deal Loan Count:	47

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Total				1

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